Derivatives and hedge accounting - Hedge ineffectiveness (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Hedge ineffectiveness
Hedging gain or losses recognized in other comprehensive income	kr 63	kr (122)
Cash-flow hedges
Hedge ineffectiveness
Changes in fair value of hedging instruments	63	(122)
Changes in value of hedged items used as a basis for recognizing hedge ineffectiveness	(60)	126
Hedging gain or losses recognized in other comprehensive income	kr 63	kr (122)